Financial Assets and liabilities - Summary of Fair value of financial assets and financial liabilities that are not measured at fair value (but fair value disclosures are required) (Detail) - USD ($)
$ in Thousands
	Dec. 31, 2025	Dec. 31, 2024
Borrowings [member] | Level 2 [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	$ 2	$ 2
Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	3,154,077	1,448,567
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Borrowings [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	3,154,077	1,448,567
Fair Value [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	3,181,115	1,391,352
Fair Value [member] | Borrowings [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	$ 3,181,115	$ 1,391,352